Net income (loss) per share and net income (loss) attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) attributable to X Financial	¥ 825,407,023	$ 129,524,374	¥ (1,308,502,575)	¥ 774,276,129
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	329,230,273	329,230,273	321,236,089	313,757,887
Basic net income (loss) per share | (per share)	¥ 2.51	$ 0.39	¥ (4.07)	¥ 2.47
Diluted effects of stock options and RSUs	7,650,808	7,650,808		5,989,505
Weighted average number of ordinary shares used in computing diluted EPS	336,881,082	336,881,082	321,236,089	319,747,392
Diluted net income (loss) per share | (per share)	¥ 2.45	$ 0.38	¥ (4.07)	¥ 2.42